Summary of Issued and Outstanding Stock Options (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding At 3/31/13	485,587
Weighted-Average Exercise Price, Outstanding	$ 10.98
Number Exercisable At 3/31/13	410,847
Weighted-Average Exercise Price, Exercisable	$ 10.66
$ 5.04
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.04
Number Outstanding At 3/31/13	46,041
Weighted-Average Exercise Price, Outstanding	$ 5.04
Number Exercisable At 3/31/13	46,041
Weighted-Average Exercise Price, Exercisable	$ 5.04
$ 9.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 9.50
Number Outstanding At 3/31/13	100,000
Weighted-Average Exercise Price, Outstanding	$ 9.50
Number Exercisable At 3/31/13	100,000
Weighted-Average Exercise Price, Exercisable	$ 9.50
$ 9.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 9.99
Number Outstanding At 3/31/13	179,833
Weighted-Average Exercise Price, Outstanding	$ 9.99
Number Exercisable At 3/31/13	179,833
Weighted-Average Exercise Price, Exercisable	$ 9.99
$10.42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 10.42
Number Outstanding At 3/31/13	29,548
Weighted-Average Exercise Price, Outstanding	$ 10.42
Number Exercisable At 3/31/13	19,699
Weighted-Average Exercise Price, Exercisable	$ 10.42
$ 11.87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 11.87
Number Outstanding At 3/31/13	3,500
Weighted-Average Exercise Price, Outstanding	$ 11.87
Number Exercisable At 3/31/13	1,166
Weighted-Average Exercise Price, Exercisable	$ 11.87
$ 12.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 12.50
Number Outstanding At 3/31/13	19,139
Weighted-Average Exercise Price, Outstanding	$ 12.50
Number Exercisable At 3/31/13	12,758
Weighted-Average Exercise Price, Exercisable	$ 12.50
$ 13.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.01
Number Outstanding At 3/31/13	18,526
Weighted-Average Exercise Price, Outstanding	$ 13.01
Number Exercisable At 3/31/13	12,350
Weighted-Average Exercise Price, Exercisable	$ 13.01
$ 13.19
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.19
Number Outstanding At 3/31/13	50,000
Weighted-Average Exercise Price, Outstanding	$ 13.19
Number Exercisable At 3/31/13	0
Weighted-Average Exercise Price, Exercisable	$ 13.19
$ 19.92
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 19.92
Number Outstanding At 3/31/13	5,000
Weighted-Average Exercise Price, Outstanding	$ 19.92
Number Exercisable At 3/31/13	5,000
Weighted-Average Exercise Price, Exercisable	$ 19.92
$ 22.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 22.34
Number Outstanding At 3/31/13	30,000
Weighted-Average Exercise Price, Outstanding	$ 22.34
Number Exercisable At 3/31/13	30,000
Weighted-Average Exercise Price, Exercisable	$ 22.34
$ 23.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 23.28
Number Outstanding At 3/31/13	4,000
Weighted-Average Exercise Price, Outstanding	$ 23.28
Number Exercisable At 3/31/13	4,000
Weighted-Average Exercise Price, Exercisable	$ 23.28